MASSMUTUAL SELECT FUNDS

Supplement dated August 22, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective August 20, 2014, Barrow, Hanley, Mewhinney & Strauss, LLC replaced Columbia Management Investment Advisers, LLC (“Columbia Management”) as a co-subadviser to the Large Cap Value Fund.

The following information replaces the information found under Principal Investment Strategies on page 31 for the Large Cap Value Fund:

The Fund invests primarily in large-capitalization companies that the Fund’s subadvisers believe are undervalued. The Fund is managed by two subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) and Huber Capital Management, LLC (“Huber Capital Management”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define “large-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of July 31, 2014, between $639 million and $572.57 billion). The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 30-45 securities. Stocks purchased typically have a 25-year history of paying cash dividends. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company’s fundamentals begin to deteriorate, or other opportunities appear more attractive.

Huber Capital Management employs a value investing style, investing in stocks which, in Huber Capital Management’s opinion, trade at a significant discount to the present value of future cash flows. Huber Capital Management attempts to identify out-of-favor stocks that represent solid fundamental value. Huber Capital Management identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of Huber Capital Management’s proprietary valuation methodology.

Huber Capital Management’s decision to sell portfolio securities is based on valuation, risk, and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Effective August 20, 2014, the information under the heading Subadvisers and under the heading Portfolio Managers relating to the Large Cap Value Fund found on page 33 in the section titled Management is hereby replaced by the following information:

Subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC

Huber Capital Management, LLC

Portfolio Managers:

Ray Nixon Jr. is an Executive Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since August 2014.

Brian F. Quinn, CFA, is a Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since August 2014.

Lewis Ropp is a Managing Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since August 2014.

Joseph Huber is the Chief Executive Officer, the Chief Investment Officer, and Portfolio Manager at Huber Capital Management. He has managed the Fund since September 2012.

Effective August 20, 2014, the following information replaces similar information found under the heading Subadvisers and Portfolio Managers on page 114 in the section titled Management of the Funds:

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), located at JPMorgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, manages a portion of the portfolio of the Large Cap Value Fund and Small Cap Value Equity Fund. Barrow Hanley is a subsidiary of Old Mutual Asset Management (U.S.) LLC (“OMAM”), which is a subsidiary of Old Mutual plc, a global financial services group based in London. OMAM is comprised of approximately 7 independent asset management firms. As of July 31, 2014, Barrow Hanley had approximately $95 billion in assets under management.

Barrow Hanley replaced Columbia Management Investment Advisers, LLC as a co-subadviser of the Large Cap Value Fund on August 20, 2014.

Ray Nixon, Jr,

is a portfolio manager for a portion of the Large Cap Value Fund. Mr. Nixon joined Barrow Hanley in 1994 and serves as an Executive Director. Prior to joining Barrow Hanley, Mr. Nixon was employed by Smith Barney, Inc., where he was a member of the firm’s Investment Policy Committee and served as their lead institutional stockbroker for the Southwest. During his 37-year investment career, he also served as a research analyst for the Teacher Retirement System of Texas.

Brian F. Quinn, CFA

is a portfolio manager for a portion of the Large Cap Value Fund. Mr. Quinn joined Barrow Hanley in 2005 and serves as a Director. During his 13-year investment career, he has served as an equity analyst for Clover Partners, LP and as a credit analyst for Frost Bank.

Lewis Ropp

is a portfolio manager for a portion of the Large Cap Value Fund. Mr. Ropp joined Barrow Hanley in 2001 and serves as a Managing Director. Prior to joining Barrow Hanley, Mr. Ropp was employed by Frost Securities where he was a senior equity analyst and a managing director of the Energy Group. Mr. Ropp also served in management positions at Shell Oil Company and as a securities analyst in the energy sector at Howard, Weil, Labouisse, Friedrichs, Inc. prior to joining Frost Securities.

James S. McClure, CFA

is a portfolio manager for a portion of the Small Cap Value Equity Fund. Mr. McClure has been a Managing Director at Barrow Hanley since 1995. Prior to joining Barrow Hanley, Mr. McClure was employed by Goldman Sachs Asset Management as a vice president and senior portfolio manager, managing the Capital Growth Fund, as well as separate accounts. During his 42-year investment career, he has served as the Chief Investment Officer, and then President and Chief Operating Officer at National Securities and Research Corporation. He also served as the Chief Investment Officer and executive vice president at Oppenheimer & Co., Inc. He managed mutual funds at American Capital Management and Research and was initially a securities analyst at American National Insurance Company.

John P. Harloe, CFA

is a portfolio manager for a portion of the Small Cap Value Equity Fund. Mr. Harloe has been a Managing Director at Barrow Hanley since 1995. Prior to joining Barrow Hanley, Mr. Harloe was employed by Sterling Capital Management, where he served as a vice president and equity portfolio manager/analyst for nine years. During the remainder of his 38-year investment career, Mr. Harloe worked with James S. McClure at American National Insurance Company, American Capital Management and Research, and Oppenheimer & Co., Inc.

Effective August 20, 2014, the information for Columbia Management on page 115 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-14-02

MASSMUTUAL SELECT FUNDS

Supplement dated August 22, 2014 to the

Statement of Additional Information dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective August 20, 2014, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) replaced Columbia Management Investment Advisers, LLC (“Columbia Management”) as a co-subadviser to the Large Cap Value Fund.

Effective August 20, 2014, the information for Columbia Management in this Statement of Additional Information is hereby removed.

Effective August 20, 2014, the following information replaces the information for the Large Cap Value Fund found on page B-3 in the section titled General Information.

The subadvisers for the Large Cap Value Fund are Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), located at JPMorgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, and Huber Capital Management, LLC (“Huber Capital Management”), located at 2321 Rosecrans Avenue, Suite 3245, El Segundo, California 90245.

Effective August 20, 2014, the following information supplements the information for Barrow Hanley found beginning on page B-270 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Large Cap Value Fund are Ray Nixon Jr., Brian F. Quinn, and Lewis Ropp.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Ray Nixon Jr.***
Registered investment companies**	3	$1,781.6 million	0	$0
Other pooled investment vehicles	1	$299.1 million	0	$0
Other accounts	23	$2,135.1 million	0	$0

Brian F. Quinn
Registered investment companies**	2	$1,160.8 million	0	$0
Other pooled investment vehicles	1	$169.8 million	0	$0
Other accounts	3	$232.9 million	0	$0

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Lewis Ropp***
Registered investment companies**	2	$1,574.0 million	0	$0
Other pooled investment vehicles	1	$299.1 million	0	$0
Other accounts	12	$662.3 million	0	$0

*	The information provided is as of June 30, 2014.
**	Does not include the Large Cap Value Fund.
***	Messrs. Nixon and Ropp are members of a team managing 62 accounts in the large cap value equity strategy that total $5.8 billion.

Ownership of Securities:

As of June 30, 2014, the portfolio managers did not own any shares of the Large Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-14-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Large Cap Value Fund

Supplement dated August 22, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective August 20, 2014, Barrow, Hanley, Mewhinney & Strauss, LLC replaced Columbia Management Investment Advisers, LLC as a co-subadviser to the Fund.

The following information replaces the information found under the heading Principal Investment Strategies:

The Fund invests primarily in large-capitalization companies that the Fund’s subadvisers believe are undervalued. The Fund is managed by two subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) and Huber Capital Management, LLC (“Huber Capital Management”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define “large-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of July 31, 2014, between $639 million and $572.57 billion). The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 30-45 securities. Stocks purchased typically have a 25-year history of paying cash dividends. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company’s fundamentals begin to deteriorate, or other opportunities appear more attractive.

Huber Capital Management employs a value investing style, investing in stocks which, in Huber Capital Management’s opinion, trade at a significant discount to the present value of future cash flows. Huber Capital Management attempts to identify out-of-favor stocks that represent solid fundamental value. Huber Capital Management identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of Huber Capital Management’s proprietary valuation methodology.

Huber Capital Management’s decision to sell portfolio securities is based on valuation, risk, and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Effective August 20, 2014, the information found under the heading Portfolio Managers in the section titled Management is hereby replaced by the following information:

Subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC

Huber Capital Management, LLC

Portfolio Managers:

Ray Nixon Jr. is an Executive Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since August 2014.

Brian F. Quinn, CFA, is a Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since August 2014.

Lewis Ropp is a Managing Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since August 2014.

Joseph Huber is the Chief Executive Officer, the Chief Investment Officer, and Portfolio Manager at Huber Capital Management. He has managed the Fund since September 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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